REVENUE	6 Months Ended
Jun. 30, 2022
REVENUE

18. REVENUE

The Company sub-classifies revenue within the following components: product revenue and services revenue. Product revenue comprises of sales of internally assembled multi-rotor helicopters, industrial aerial video systems, civilian small unmanned aerial systems or vehicles, and wireless video systems. Services revenue consists of fees charged for custom engineering, drone as a service work, and training and simulation consulting.

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Product sales	$1,532,984	$1,487,983	$3,170,700	$2,617,290
Drone service	837,131	251,721	1,243,977	661,684
Services	-	242,168	-	242,634
	$2,370,115	$1,981,872	$4,414,677	$3,521,608

Geographic revenue segmentation is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Canada	$2,136,047	$1,508,277	$4,052,431	$2,277,657
United States	234,068	430,693	362,246	1,200,112
International	-	42,902	-	43,839
	$2,370,115	$1,981,872	$4,414,677	$3,521,608

Non-current assets for each geographic segment are as follows:

As at June 30, 2022	Canada	United States
Goodwill	$2,166,564	$3,837,339
Property and equipment	289,462	-
Intangible assets	197,184	312,732
Investments	230,342	-
Notes receivable	342,630	1,192,728
Right of use assets	406,426	-
	$3,632,608	$5,342,799